Notes to the consolidated balance sheet - Trade payables (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Trade Payable And Other Current Liabilities [Line Items]
Trade payables	€ 28,691	€ 19,359
Increase in trade accounts payable	9,300
Due in 30 days
Trade Payable And Other Current Liabilities [Line Items]
Trade payables	21,227	19,156
Due in 30 60 days
Trade Payable And Other Current Liabilities [Line Items]
Trade payables	7,403	201
Due in more than 60 days
Trade Payable And Other Current Liabilities [Line Items]
Trade payables	€ 60	€ 2